Intangible assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		£ 13,202.8	£ 12,952.9
Impairment on classification as held for sale	[1]	94.5
Impairment losses for the year		47.7	183.9	[2]	£ 27.1	[2]
Ending balance		10,170.7	13,202.8		12,952.9
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		14,129.5	13,675.3
Additions		8.5	154.4
Revision of earnout estimates		(14.3)	(68.3)
Disposals		(18.6)
Transfer to disposal group classified as held for sale		(2,729.1)
Exchange adjustments		(419.9)	368.1
Ending balance		10,956.1	14,129.5		13,675.3
Accumulated impairment losses and write-downs [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		926.7	722.4
Impairment on classification as held for sale		70.9
Impairment losses for the year		47.7	183.9
Transfer to disposal group classified as held for sale		(230.6)
Exchange adjustments		(29.3)	20.4
Ending balance		£ 785.4	£ 926.7		£ 722.4

[1]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.